Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, NW, Suite 500
Washington, DC 20036
Telephone 202.822.9611
Fax 202.822.0140
www.stradley.com

Jessica D. Burt

202.419.8409

jburt@stradley.com

1933 Act Rule 497(e)
1933 Act File No. 333-40455
1940 Act File No. 811-08495

March 24, 2016

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Mutual Funds (“Registrant”)
File Nos. 333-40455 and 811-08495
Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Report Language (the “XBRL exhibits”). The XBRL exhibits reflect the risk/return summary disclosure that was included in the Supplement dated March 11, 2016, to the Prospectus dated March 1, 2016, relating to the Nationwide Government Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund and Nationwide Ziegler Wisconsin Tax Exempt Fund, each a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on March 11, 2016 (Accession No.: 0001582816-16-000508) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esquire

A Pennsylvania Limited Liability Partnership